Intangible assets - Intangible assets, net (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Goodwill	₩ 4,665,417	₩ 4,677,204
Software	235,229	259,233
Development cost	677,572	464,638
Others	541,915	816,871
Intangible assets, net	₩ 6,120,133	₩ 6,217,946	₩ 5,807,836